Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 1, 2013
Registrant Name	FPA CAPITAL FUND INC
Central Index Key	0000099188
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Jul 30, 2012
FPA Capital Fund, Inc. | FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Risk/Return:
Trading Symbol	fpptx

FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
FPA Capital Fund, Inc.

FPA CAPITAL FUND, INC.

SUPPLEMENT DATED MARCH 1, 2013, TO PROSPECTUS DATED JULY 30, 2012

The Board of Directors of FPA Capital Fund, Inc. (the “Fund”), has approved the elimination of all front-end sales charges effective for purchases of Fund shares beginning April 1, 2013.  In addition, beginning April 1, 2013, Fund shares will no longer be subject to deferred sales charges if redeemed within one year of purchase.  Also, effective on that date, all purchases of shares of the Fund will be processed at net asset value on the trade date.  Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives.

Effective on April 1, 2013, references to front-end sales charges and deferred sales charges will be deleted from the Fund’s Prospectus  and the Prospectus  will be revised as described below.

The Section in the Fund’s Prospectus entitled “Fees and Expenses of the Fund.” is deleted and replaced as follows:

Fees and Expenses of the Fund.

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA Capital Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Capital Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Other Expenses	0.09%
Financial Services	0.10%
Total Annual Fund Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Capital Fund, Inc.
One year	89
Three years	268
Five years	466
Ten years	1,037

The Section in the Fund’s Prospectus under “Performance Information” entitled “Average Annual Total Returns (for the periods ended December 31, 2011)” is deleted and replaced as follows so that front-end sales charges are no longer reflected or deducted:

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Capital Fund, Inc.		0.90%	4.60%	8.72%
FPA Capital Fund, Inc. After Taxes on Distributions	[1]	0.90%	3.80%	7.86%
FPA Capital Fund, Inc. After Taxes on Distributions and Sale of Fund Shares	[1]	0.76%	3.65%	7.42%
FPA Capital Fund, Inc. Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Capital Fund, Inc. Russell 2000 (reflects no deductions for fees, expenses or taxes)		(4.18%)	0.15%	5.62%
FPA Capital Fund, Inc. Lipper Mid-Cap Value Fund Average (reflects no deductions for sales charges or taxes)		(4.60%)	(0.53%)	5.84%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099188_SupplementTextBlock

FPA CAPITAL FUND, INC.

SUPPLEMENT DATED MARCH 1, 2013, TO PROSPECTUS DATED JULY 30, 2012

The Board of Directors of FPA Capital Fund, Inc. (the “Fund”), has approved the elimination of all front-end sales charges effective for purchases of Fund shares beginning April 1, 2013.  In addition, beginning April 1, 2013, Fund shares will no longer be subject to deferred sales charges if redeemed within one year of purchase.  Also, effective on that date, all purchases of shares of the Fund will be processed at net asset value on the trade date.  Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives.

Effective on April 1, 2013, references to front-end sales charges and deferred sales charges will be deleted from the Fund’s Prospectus  and the Prospectus  will be revised as described below.

The Section in the Fund’s Prospectus entitled “Fees and Expenses of the Fund.” is deleted and replaced as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Capital Fund, Inc.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Section in the Fund’s Prospectus under “Performance Information” entitled “Average Annual Total Returns (for the periods ended December 31, 2011)” is deleted and replaced as follows so that front-end sales charges are no longer reflected or deducted:

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Russell 2500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Russell 2000 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Lipper Mid-Cap Value Fund Average (reflects no deductions for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
FPA Capital Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Financial Services	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.72%
FPA Capital Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.90%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.80%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.86%	[2]
FPA Capital Fund, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.76%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.42%	[2]

[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012